Consolidated Statements Of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net sales	$ 25,116	$ 22,595	$ 20,498
Cost of sales	9,051	8,155	7,440
Gross profit	16,065	14,440	13,058
Research, development and engineering expenses	1,623	1,466	1,388
Selling, general and administrative expenses	8,651	7,685	7,111
Amortization of intangible assets	732	623	635
Goodwill and other impairments	170	977	36
Total operating expenses	11,176	10,751	9,170
Operating income	4,889	3,689	3,888
Interest expense	(607)	(409)	(363)
Other income	232	212	148
Earnings before income taxes	4,514	3,492	3,673
Income taxes	1,268	499	508
Net earnings	$ 3,246	$ 2,993	$ 3,165
Net earnings per share of common stock:
Basic net earnings per share of common stock (in dollars per share)	$ 8.49	$ 7.86	$ 8.34
Diluted net earnings per share of common stock (in dollars per share)	$ 8.40	$ 7.76	$ 8.25
Weighted-average shares outstanding (in millions):
Basic (in shares)	382.2	381.0	379.6
Effect of dilutive employee stock compensation (in shares)	4.3	4.6	4.1
Diluted (in shares)	386.5	385.6	383.7